UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

The 504 Fund

(Formerly known as The Pennant 504 Fund)

(Exact name of registrant as specified in charter)

1741 Tiburon Drive
Wilmington, North Carolina 28403

(Address of principal executive offices) (Zip code)

Mark A. Elste
The 504 Fund
1741 Tiburon Drive
Wilmington, North Carolina 28403

(Name and address of agent for service)

Registrant's telephone number, including area code: (910) 247-4880

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

THE 504 FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

504 First Lien Loans - (98.84%)	Interest Rate	Maturity	Principal	Fair Value

Hospitality Properties - (23.64%)

D S Hospitality, LLC, California	1 Year Libor + 5.16% (5.43% Floor)	3/15/2044	$1,657,077	$1,716,948

Moses Lake Investors, LLC, Washington [1]	Prime + 2.25% (5.50% Floor)	10/1/2039	989,380	1,027,491

VIRAAJ Investments, LLC, California [1]	7.00% (7.00% Floor)	11/17/2024	3,800,925	3,994,050

YC Anchorage Hotel Group, L.P., Alaska	3 Year Libor + 5.18% (6.18% Floor)	5/15/2044	2,880,314	2,855,226
Total Hospitality Properties				9,593,715

Multi-Purpose Properties - (75.20%)

1250 Philadelphia, LLC, California	5 Year Libor + 4.00% (5.93% Floor)	10/15/2039	2,530,975	2,676,228

413 East 53rd Street, LLC, New York	3 Year Libor + 4.17% (4.95% Floor)	2/1/2044	1,700,773	1,725,162

7410-7428 Bellaire, LLC, California	5 Year Libor + 4.00% (5.78% Floor)	9/15/2039	2,427,448	2,553,870

Anthony Ghostine, Kristina J. Ghostine, California	3 Year Libor + 5.15% (6.30% Floor)	12/1/2044	404,247	405,403

BT Vineland, LLC, California	3 Year Libor + 5.40% (6.74% Floor)	1/1/2045	949,535	957,919

CARUBA Properties, LLC, New Jersey	6.00% (6.00% Floor)	9/2/2036	617,005	636,015

CV Investment Properties, LLC, Arizona	5 Year Libor + 4.75% (6.00% Floor)	10/30/2038	635,730	665,425

Edward Adourian, LLC, California	6.66% (6.66% Floor)	3/15/2039	497,714	522,306

Greenland Group US, LLC, New Jersey	6.38% (6.38% Floor)	2/1/2037	330,388	345,266

Grigorian Investments, LLC, California	5 Year Libor +4.50% (6.33% Floor)	9/15/2039	540,965	565,519

504 First Lien Loans - (98.84%)	Interest Rate	Maturity	Principal	Fair Value
Laubec 36, LLC, New York	7.00% (7.00% Floor)	10/1/2025	1,247,536	1,313,768

Marcus D. Chu, Tracey Chu, California	5 Year Libor + 4.75% (6.586% Floor)	3/10/2040	1,775,500	1,885,386

None of Your Business, LLC, Illinois	3 Year Libor + 5.00% (6.25% Floor)	9/15/2044	497,036	516,992

Palomar Oaks Corp., California	5 Year Libor + 4.50% (6.28% Floor)	2/1/2039	1,328,876	1,372,184

PATC, LLC, California	3 Year Libor + 3.25% (4.36% Floor)	9/15/2044	4,098,459	4,141,452

PennRose Studios LLC, California	3 Year Libor + 5.40% (6.63% Floor)	1/1/2045	914,400	924,084

Ruby View Investments, LLC, Oregon [1]	5 Year Libor + 4.00% (6.50% Floor)	6/26/2037	2,086,519	2,183,083

Rug Palace, Inc. dba Rug Palace Expo, California	Prime + 2.25% (5.50% Floor)	2/15/2044	689,149	698,328

Stanley Avenue Realty, LLC, New York	4 Year Libor + 3.12% (4.77% Floor)	9/15/2044	1,930,818	1,959,047

Storage Fit, LLC, California	5 Year Libor + 5.75% (7.39% Floor)	3/1/2045	421,500	424,467

Watson Kellogg Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	650,000	678,724

Watson Osburn Property, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	520,000	542,979

Watson RathDrum Pproperty, LLC, Washington	5 Year Libor + 4.25% (5.70% Floor)	6/1/2040	1,364,500	1,424,797

ZC Park, LLC, Arizona	5 Year Libor + 4.00% (5.88% Floor)	10/15/2044	1,341,018	1,406,835
Total Multi-Purpose Properties				30,525,239

Total 504 First Lien Loans (identified cost of $39,920,314)				$40,118,954

Short-Term Investments - (0.84%)		Shares		Value

Federated Government Obligations Fund 0.01% *		341,351		341,351
Total Short-Term Investments (Cost $341,351)				341,351
Total Investments - (99.68%)				40,460,305
(Cost $40,261,665)
Other Assets in Excess of Liabilities - (0.32%)				128,285
Net Assets - (100.00%)				$40,588,590

1	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

*	The rate shown is the annualized 7-day yield as of March 31, 2015.

Percentages shown represent value as a percentage of net assets

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of The 504 Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$9,593,715	$9,593,715
Multi-purpose Properties	-	-	30,525,239	30,525,239
Short-Term Investment	341,351	-	-	341,351
Total	$341,351	$-	$40,118,954	$40,460,305

* For the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of June 30, 2014	Purchase and funding of investments	Proceeds from principal payments and sales of portfolio investments	Realized Gain (Loss) on investments	Unrealized appreciation (depreciation) on investments	Amortization of discount and premium	Balance as of March 31, 2015
Hospitality Properties	$7,237,560	$6,469,816	$(4,145,519)	$2,595	$30,858	$(1,595)	$9,593,715
Multipurpose Properties	9,532,161	21,022,742	(256,425)	-	236,085	(9,324)	30,525,239
Total Investments	$16,769,721	$27,492,558	$(4,401,944)	$2,595	$266,943	$(10,919)	$40,118,954

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31 2015:

Type of Level 3 Investment	FairValue as of March 31, 2015	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Fair Value from an Increase in Input
Hospitality Properties	$ 9,593,715	Discounted Cash Flows	Purchase Price	$102.82	$100 - 105	Decrease
			Debt Service Coverage Ratio	1.28	1.18 - 1.39	N/A*
			Effective Loan to Value Ratio	49%	46% - 53%	Decrease
			Average Personal Credit Score	695	685 - 711	N/A*

Multipurpose Properties	30,525,239	Discounted Cash Flows	Purchase Price	$102.75	$100 -105	Decrease
			Debt Service Coverage Ratio	1.61	1.00 - 3.28	N/A*
			Effective Loan to Value Ratio	50%	37% - 63%	Decrease
			Average Personal Credit Score	752	686 - 819	N/A*

Total Level 3 Investments	$ 40,118,954

* A decrease in the input would result in a decrease in fair value.

Federal Income Taxes

At March 31, 2015, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$40,261,665

Gross unrealized appreciation	$244,943
Gross unrealized depreciation	(46,303)

Net unrealized appreciation/(depreciation) on investments	$198,640

ITEM 2. CONTROLS AND PROCEDURES.

(a)            The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)            There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The 504 Fund

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	May 29, 2015

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal financial officer)

Date	May 29, 2015